Loans and Allowance for Credit Losses (Schedule of Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Allowance for credit losses, total	¥ 1,240,456		¥ 1,315,615	¥ 1,156,638	¥ 1,134,940
Loans by portfolio segment, Total	87,539,684	[1]
Commercial [Member] | Allowance for Credit Losses [Member]
Allowance for credit losses, Individually evaluated for impairment	587,863
Allowance for credit losses, Collectively evaluated for impairment	277,130
Allowance for credit losses, Loans acquired with deteriorated credit quality	30,618
Residential [Member] | Allowance for Credit Losses [Member]
Allowance for credit losses, Individually evaluated for impairment	86,514
Allowance for credit losses, Collectively evaluated for impairment	76,734
Allowance for credit losses, Loans acquired with deteriorated credit quality	1,967
Card [Member] | Allowance for Credit Losses [Member]
Allowance for credit losses, Individually evaluated for impairment	46,963
Allowance for credit losses, Collectively evaluated for impairment	35,265
Allowance for credit losses, Loans acquired with deteriorated credit quality	379
UNBC [Member] | Allowance for Credit Losses [Member]
Allowance for credit losses, Individually evaluated for impairment	9,793
Allowance for credit losses, Collectively evaluated for impairment	85,209
Allowance for credit losses, Loans acquired with deteriorated credit quality	2,021
Allowance for Credit Losses [Member]
Allowance for credit losses, Individually evaluated for impairment	731,133
Allowance for credit losses, Collectively evaluated for impairment	474,338
Allowance for credit losses, Loans acquired with deteriorated credit quality	34,985
Commercial [Member] | Loans [Member]
Loans, Individually evaluated for impairment	1,341,679
Loans, Collectively evaluated for impairment	65,094,068
Loans acquired with deteriorated credit quality	119,464
Residential [Member] | Loans [Member]
Loans, Individually evaluated for impairment	300,756
Loans, Collectively evaluated for impairment	15,826,839
Loans acquired with deteriorated credit quality	22,420
Card [Member] | Loans [Member]
Loans, Individually evaluated for impairment	150,716
Loans, Collectively evaluated for impairment	704,851
Loans acquired with deteriorated credit quality	16,476
UNBC [Member] | Loans [Member]
Loans, Individually evaluated for impairment	55,197
Loans, Collectively evaluated for impairment	3,793,669
Loans acquired with deteriorated credit quality	113,549
Loans [Member]
Loans, Individually evaluated for impairment	1,848,348
Loans, Collectively evaluated for impairment	85,419,427
Loans acquired with deteriorated credit quality	271,909
Commercial [Member]
Allowance for credit losses, total	895,611
Loans by portfolio segment, Total	66,555,211	[1]
Residential [Member]
Allowance for credit losses, total	165,215
Loans by portfolio segment, Total	16,150,015	[1]
Card [Member]
Allowance for credit losses, total	82,607
Loans by portfolio segment, Total	872,043	[1]
UNBC [Member]
Allowance for credit losses, total	97,023
Loans by portfolio segment, Total	¥ 3,962,415	[1]

[1]	Total loans in the above table do not include loans held for sale.